Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Liability [Abstract]
Summary of Derivative Liability Value

The following presents the derivative liability value by instrument type at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
Convertible debentures	$486,903	$462,489
Common stock warrants	1,095,379	20,185
	$1,582,282	$482,674

The following presents the derivative liability value by instrument type at December 31, 2016 and 2015, respectively:

	December 31, 2016	December 31, 2015
Convertible debentures	$462,489	$1,038,225
Common stock warrants	20,185	279
	$482,674	$1,038,504

Summary of Changes in Fair Market Value of Derivative Liability

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2017 and the year ended December 31, 2016, respectively:

Derivative
Liability
Total
Balance, December 31, 2015	$1,038,504
Increase in derivative value due to issuances of convertible promissory notes	261,796
Increase in derivative value attributable to issuance of warrants	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	227,102
Debt conversions	(1,052,128)
Balance, December 31, 2016	$482,674
Increase in derivative value attributable to issuance of warrants	752,205
Change in fair market value of derivative liabilities due to the mark to market adjustment	528,633
Debt conversions and redemptions	(181,230)
Balance, September 30, 2017	$1,582,282

The following is a summary of changes in the fair market value of the derivative liability during the years ended December 31, 2016 and 2015, respectively:

Derivative
Liability
Total
Balance, December 31, 2014	$1,417,187
Increase in derivative value due to issuances of convertible promissory notes	524,626
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,091
Debt conversions	(916,400)
Balance, December 31, 2015	$1,038,504
Increase in derivative value due to issuances of convertible promissory notes	261,796
Increase in derivative value attributable to issuance of warrants	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	227,102
Debt conversions	(1,052,128)
Balance, December 31, 2016	$482,674